UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to ________________

Date of Report (Date of earliest event reported_____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001630159

FNA VI, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	N/A

Central Index Key Number of underwriter (if applicable):	N/A

John Eisinger, (303) 398-2960

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated January 4, 2021, of KPMG LLP, obtained by the issuer, which report sets forth the findings and conclusions, as applicable of KPMG LLP with respect to certain agreed upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FNA VI, LLC

/s/ John Eisinger
Name:	John Eisinger
Title:	Chief Executive Officer and President

Date: January 11, 2021

EXHIBIT INDEX

Exhibit Number	Description

99.1	Agreed-upon procedures report, dated January 4, 2021, of KPMG LLP.